UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1. Name and address of issuer:

Oak Associates Funds

1290 Broadway, Suite 1100

Denver, CO 80203

2.

The name of each series or class of securities for which this notice is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[ x ]

3.     Investment Company Act File Number:  811-08549

       Securities Act File Number:  333-42115

4(a).  Last day of fiscal year for which this Form is filed:

       October 31, 2012

4(b).  Check box if this Form is being filed late (i.e., more than

       90 calendar days after the end of the issuer's fiscal year).

      (See Instruction A-2)

[  ]

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

4( c).  Check box if this is the last time the issuer will be filing this Form.

[  ]

5. Calculation of registration fee:

 (i)

Aggregate sale price of securities sold during the fiscal

year pursuant to section 24(f):  $ 40,171,946

 (ii)

Aggregate price of securities redeemed or repurchased

        during the fiscal year:  $ (87,492,192)

(iii)

Aggregate price of securities redeemed or repurchased

during any prior fiscal year ending no earlier than

October 11, 1995 that were not previously used to

reduce registration fees payable to the commission:

$ (3,508,580,959).

(iv)

Total available redemption credits

[add Items 5(ii) and 5(iii)]: $ (3,596,073,151)

(v)     Net Sales - if Item 5(i) is greater than Item 5(iv)

[subtract Item 5(iv) from Item 5(i)] $ 0

(vi)    Redemption credits available for use in future years

        __if Item 5(i) is less than Item 5 (iv) [subtract Item

        5(i) from Item 5(iv)]:   $ (3,555,901,205)

(vii)   Multiplier for determining registration fee

(See Instruction C.9):  x .01364

(viii)  Registration fee due [multiply item 5(v) by

Item 5(vii)]  (enter "0" if no fee is due):

 + $ 0

6.  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities

     Act of 1933 pursuant to rule 24e-2 as in effect before

     October 11, 1997, then report the amount of securities

     (number of shares or other units) deducted here: _____N/A____.

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

     __N/A__.

7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

+ $____N/A__

8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=  $ 0

9.  Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

[  ] Wire Transfer

[  ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/_Pete Greenly, Treasurer

______ Pete Greenly, Treasurer

        Date: January 25, 2013